Intangible assets, net - Estimated amortization (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Intangible assets, net
2020	$ 12,147
2021	12,147
2022	12,147
2023	12,147
2024	12,147
Thereafter	402,003
Total	$ 462,738	$ 492,330